Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosures of stock-based compensation expense and related tax benefit recognized in income
In millions	Year ended December 31,	2017	2016	2015
Share Units Plan
Equity settled awards		$54	$42	$39
Cash settled awards		1	16	14
Total Share Units Plan expense		$55	$58	$53
Voluntary Incentive Deferral Plan (VIDP)
Equity settled awards		$1	$1	$-
Cash settled awards		6	5	(3)
Total VIDP expense (recovery)		$7	$6	$(3)
Stock option awards		$13	$12	$11
Total stock-based compensation expense		$75	$76	$61
Tax benefit recognized in income		$18	$17	$14
Excess tax benefit recognized in income (1)		$13	$5	N/A

(1)	Effective January 1, 2016, the excess tax benefit is recognized in income in accordance with ASU 2016-09.

Assumptions used in valuation of stock-based compensation awards, other than stock options
		Equity settled
		PSUs-ROIC (1)
Year of grant		2017	2016	2015
Assumptions
Stock price ($) (2)		91.91	74.17	84.55
Expected stock price volatility (3)		19%	19%	15%
Expected term (years) (4)		3.0	3.0	3.0
Risk-free interest rate (5)		0.98%	0.43%	0.45%
Dividend rate ($) (6)		1.65	1.50	1.25
Weighted-average grant date fair value ($)		53.19	35.11	50.87
	.
(1)	Assumptions used to determine fair value of the equity settled PSU-ROIC awards are on the grant date.
(2)	For equity settled awards, the stock price represents the closing share price on the grant date.
(3)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(4)	Represents the period of time that awards are expected to be outstanding.
(5)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(6)	Based on the annualized dividend rate.

Activity of stock option awards
	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value

	In millions		In millions
Outstanding at December 31, 2016 (1)	5.3	$61.07	2.4	$11.16
Granted (2)	1.0	$92.16	1.0	$14.44
Forfeited/Cancelled	-	$78.00	-	$12.06
Exercised (3)	(1.2)	$48.75	N/A	N/A
Vested (4)	N/A	N/A	(1.0)	$10.77
Outstanding at December 31, 2017 (1)	5.1	$66.78	2.4	$12.62
Exercisable at December 31, 2017 (1)	2.7	$54.97	N/A	N/A

(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)		The grant date fair value of options awarded in 2017 of $14 million is calculated using the Black-Scholes option-pricing model. As at December 31, 2017, total unrecognized compensation cost related to nonvested options outstanding was $7 million and is expected to be recognized over a weighted-average period of 2.6 years.
(3)		The total intrinsic value of options exercised in 2017 was $62 million (2016 - $73 million; 2015 - $127 million). The cash received upon exercise of options in 2017 was $58 million (2016 - $61 million; 2015 - $74 million) and the related excess tax benefit realized in 2017 was $5 million (2016 - $5 million; 2015 - $5 million).
(4)		The grant date fair value of options vested in 2017 was $10 million (2016 - $10 million; 2015 - $9 million).

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration
				Options outstanding				Options exercisable
				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices				In millions			In millions	In millions		In millions
	$20.95	-	$47.30	0.9	3.1	$35.76	$62	0.9	$35.76	$62
	$47.31	-	$59.30	1.0	5.1	$56.04	45	0.9	$55.78	41
	$59.31	-	$66.54	1.1	7.2	$66.42	39	0.5	$66.45	17
	$66.55	-	$84.23	0.9	7.6	$80.07	22	0.3	$81.36	7
	$84.24	-	$107.37	1.2	8.7	$88.76	18	0.1	$84.55	2
Balance at December 31, 2017 (1)				5.1	6.5	$66.78	$186	2.7	$54.97	$129

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2017, substantially all of the stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 5 years.

Assumptions used in valuation of stock option awards
Year of grant	2017	2016	2015
Assumptions
Grant price ($)	92.16	75.16	84.47
Expected stock price volatility (1)	20%	20%	20%
Expected term (years) (2)	5.5	5.5	5.5
Risk-free interest rate (3)	1.24%	0.76%	0.78%
Dividend rate ($) (4)	1.65	1.50	1.25
Weighted-average grant date fair value ($)	14.44	10.57	13.21
			.
(1)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)	Based on the annualized dividend rate.

Disclosures regarding the employee share investment plan
Year ended December 31,	2017	2016	2015
Number of participants holding shares	19,642	19,108	19,728
Total number of ESIP shares purchased on behalf of employees (millions)	1.7	1.9	2.0
Expense for Company contribution (millions)	$36	$37	$38

Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options
	Equity settled				Cash settled
	PSUs-ROIC (1)		PSUs-TSR (2)		PSUs-ROIC (3)
	Units	Weighted-averagegrant date fair value	Units	Weighted-averagegrant date fair value	Units
	In millions		In millions		In millions
Outstanding at December 31, 2016	1.3	$49.82	0.3	$103.93	0.4
Granted	0.4	$53.19	0.1	$103.37	-
Settled (4) (5)	(0.4)	$66.84	-	N/A	(0.4)
Forfeited	(0.1)	$37.62	-	$97.06	-
Outstanding at December 31, 2017	1.2	$46.35	0.4	$104.32	-

Nonvested at December 31, 2016	0.9	$42.14	0.3	$103.93	-
Granted	0.4	$53.19	0.1	$103.37	-
Vested during the year (6)	(0.4)	$50.87	(0.1)	$114.86	-
Forfeited	(0.1)	$37.62	-	$97.06	-
Nonvested at December 31, 2017	0.8	$44.18	0.3	$99.34	-

(1)		The grant date fair value of equity settled PSUs-ROIC granted in 2017 of $23 million is calculated using a lattice-based valuation model. As at December 31, 2017, total unrecognized compensation cost related to nonvested equity settled PSUs-ROIC outstanding was $26 million and is expected to be recognized over a weighted-average period of 1.6 years.
(2)		The grant date fair value of equity settled PSUs-TSR granted in 2017 of $15 million is calculated using a Monte Carlo simulation model. As at December 31, 2017, total unrecognized compensation cost related to nonvested equity settled PSUs-TSR outstanding was $9 million and is expected to be recognized over a weighted-average period of 1.6 years.
(3)		As at December 31, 2017, the liability for cash settled PSUs-ROIC was $nil (2016 - $45 million).
(4)		Equity settled PSUs-ROIC granted in 2014 met the minimum share price condition for settlement and attained a performance vesting factor of 150%. In the first quarter of 2017, these awards were settled, net of the remittance of the participants’ withholding tax obligation of $30 million, by way of disbursement from the Share Trusts of 0.3 million common shares.
(5)		Cash settled PSUs-ROIC granted in 2014 met the minimum share price condition for payout and attained a performance vesting factor of 150%. In the first quarter of 2017, the Company paid out $46 million for these awards.
(6)		The awards that vested during the year are expected to be settled in the first quarter of 2018.

Voluntary Incentive Deferral Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options
	Equity settled		Cash settled
	DSUs (1)		DSUs (2)
	Units	Weighted-average grant date fair value	Units

	In millions		In millions
Outstanding at December 31, 2016	1.5	$76.54	0.3
Granted	0.1	$93.85	-
Vested	-	$97.23	-
Settled (3)	(0.5)	$76.54	(0.1)
Outstanding at December 31, 2017 (4)	1.1	$77.81	0.2

(1)		The grant date fair value of equity settled DSUs granted in 2017 of $4 million is calculated using the Company’s stock price on the grant date. As at December 31, 2017, the aggregate intrinsic value of equity settled DSUs outstanding amounted to $105 million.
(2)		The fair value of cash settled DSUs as at December 31, 2017 is based on the intrinsic value. As at December 31, 2017, the liability for cash settled DSUs was $30 million (2016 - $35 million). The closing stock price used to determine the liability was $103.65.
(3)		For the year ended December 31, 2017 the Company purchased 0.3 million common shares for the settlement of equity settled DSUs, net of the remittance of the participants’ withholding tax obligation of $27 million.
(4)		The number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period for cash and equity settled DSUs have not been quantified as they relate to a minimal number of units.